Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011
Operating Loss Carryforwards		$ 1,453,000
Operating Loss Carryforwards Expiration Year		2031
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%